VARIABLE INTEREST ENTITIES (Schedule of Consolidated Variable Interest Entities, Carrying Amounts of Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Cash and cash equivalents at end of year	$ 2,724	$ 6,189	$ 6,607
Other current assets	39,370	27,891
Net property	21,418	21,584	$ 20,161
Other noncurrent assets	735	814
Total Assets		85,852
Current liabilities (less than $1 million at 12/31/2017)		14,580
Long-term debt	19,253	19,757
Other noncurrent obligations	4,709	5,193
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents at end of year	71	86
Other current assets	101	120
Net property	683	855
Other noncurrent assets	14	13
Total Assets	869	1,074
Current liabilities (less than $1 million at 12/31/2017)	307	268
Long-term debt	75	249
Other noncurrent obligations	14	21
Total liabilities	396	538
Ethanol to sugarcane joint venture
Variable Interest Entity [Line Items]
Redeemable Noncontrolling Interest, Liability, Redemption Value	202
Variable Interest Entities Used to Monetize Accounts Receivable
Variable Interest Entity [Line Items]
Other current assets	0	671
Current liabilities (less than $1 million at 12/31/2017)	0	1
Current Assets Restricted To Consolidated Variable Interest Entities	0	0
Current liabilities, nonrecourse	$ 0	$ 0
Parent Company | Ethanol to sugarcane joint venture
Variable Interest Entity [Line Items]
Noncontrolling interest, ownership percentage by parent	100.00%